APPENDIX I
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
         -----------------------------------------------------------------------
1.       Name and address of issuer: The Diversified Investors Funds Group
                                     4 Manhattanville Road
                                     Purchase, New York 10577

         -----------------------------------------------------------------------
2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [X]


         -----------------------------------------------------------------------
3.       Investment Company Act File Number: 811-7674


         Securities Act File Number: 33-61810


         -----------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 2000
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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


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SEC 2393 (9-97)

         ----------------------------------------------------------------------
5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                   $7,500,634,124
                                                                  --------------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                       $6,233,314,983
                                                        --------------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:        $
                                                         ---------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                    $6,233,314,983
                                                                  --------------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                 $1,267,319,141
                                                                  --------------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use   $(         )
                 in future years -- if Item 5(i) is       ---------
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee  (See Instruction C.9):                         x0.00025
                                                                     ---------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                     =$316,829.78
                                                                  ============
         -----------------------------------------------------------------------
6.       Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

         -----------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$   0
                                                                      ----------
          ----------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$316,829.78
                                                                      ----------
          ----------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 22, 2001

              Method of Delivery:

                               [X]   Wire Transfer
                               [ ]   Mail or other means

          ----------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert F. Colby
                           -----------------------------------------
                             Secretary
                           -----------------------------------------

Date March 22, 2001
    ----------------------

  *Please print the name and title of the signing officer below the signature.

24F Fees
Diversified Investors Funds Group
For the period ended December 29, 2000

                                                    High        Intermediate
                                    Money           Quality     Government    Core Bond                 Value &      Growth &
                                    Market          Bond        Bond          Fund         Balanced     Income       Income
                                    --------------  ----------  ------------  -----------  -----------  -----------  ------------
Proceeds from issuance of
shares.............................  3,044,383,068  44,729,400  45,970,485    118,011,516  52,639,816   455,645,049   386,411,847

Proceeds from dividends
  reinvested.......................      9,009,021   2,755,213   2,689,044      8,918,364  11,102,633    15,217,213     7,068,778
                                    ---------------------------------------------------------------------------------------------
Aggregate securities sold..........  3,053,392,089  47,484,613  48,659,529    126,929,880  63,742,449   470,862,262   393,480,625


Value of shares redeemed...........  2,946,294,966  186,056,111  25,157,826    56,215,597  29,082,716   295,934,084   264,062,006
                                    ---------------------------------------------------------------------------------------------

Net Change                             107,097,123   29,428,502  23,501,703    70,714,283  34,659,733   174,928,178   129,418,619
                                    =============================================================================================
12/31/99 Cash Flow                      15,585,552      (35,410)     35,135       (22,941)    (62,481)       (7,278)  (13,839,875)
                                    ---------------------------------------------------------------------------------------------
Net Change                             122,682,675   29,393,092  23,536,838    70,691,341  34,597,252   174,920,900   115,578,744
                                    =============================================================================================

Calculation of Fee:
Total change                        $1,209,546,330
Per SEC .00025                      $   302,386.58
                                    ==============


Per Fund........................... $    30,670.67  $  7,348.27 $  5,884.21  $  17,672.84  $ 8,649.31   $ 43,730.23  $  28,894.69


                                      Equity       Special     Aggressive    High Yield   International
                                      Growth       Equity        Equity         Bond          Equity     Stock Index      TOTAL
                                   ------------- ------------ ------------- ------------- -------------- ------------- -------------
Proceeds from issuance of shares..  312,217,437   936,491,532   385,356,676   66,268,821  1,353,987,262  101,693,273   7,303,806,183

Proceeds from dividends
  reinvested......................   22,985,380     8,043,397     1,888,305    4,245,769     15,153,946      544,998     109,077,063
                                   -------------------------------------------------------------------------------------------------
Aggregate securities sold.........  335,202,817   944,534,929   387,244,981   70,514,590  1,369,141,208  102,238,271   7,412,883,246


Value of shares redeemed..........  177,288,155   846,886,457   241,906,536   43,670,502  1,253,407,187    5,933,700   6,203,895,843
                                   -------------------------------------------------------------------------------------------------
Net Change                          157,914,662    97,648,473   145,338,446   26,844,088    115,734,021   96,304,571   1,208,987,403
                                   =================================================================================================
12/31/99 Cash Flow                     (281,995)    6,291,881      (455,277)     (23,359)    (6,584,203)     (40,823)        558,927
                                   -------------------------------------------------------------------------------------------------
Net Change                          157,632,667   103,940,354   144,883,169   26,820,729    109,149,819   96,263,748   1,209,546,330
                                   =================================================================================================


Per Fund.......................... $  39,408.17  $  25,985.09  $  36,220.79  $  6,705.18  $   27,287.45  $24,065.94  $   302,522.83


24F Fees
Stephens Premium Class
For the period ended December 29, 2000


                                                     HIGH
                              MONEY   INTERMEDIATE   YIELD     VALUE &     EQUITY      SPECIAL    SELECT   INTERNATIONAL
                              MARKET     BOND        BOND      INCOME      GROWTH      EQUITY     EQUITY      EQUITY        TOTAL
                          --------------------------------------------------------------------------------------------------------
Proceeds from
  issuance of shares....     373,957      656,905   283,157   6,803,272   2,820,412  1,381,614      0        408,266    12,727,583
Proceeds from
  dividends reinvested..      12,994       90,478    38,114     341,305     432,513    262,709      0        150,395     1,328,510
                          --------------------------------------------------------------------------------------------------------
Aggregate securities
  sold..................     386,951      747,383   321,271   7,144,577   3,252,925  1,644,323      0        558,662    14,056,093

Value of shares
  redeemed..............     408,210    3,674,640   222,837   3,467,915   1,933,960  1,324,656     -       1,437,387    12,469,606
                          --------------------------------------------------------------------------------------------------------
Net Change..............     (21,259)  (2,927,257)   98,434   3,676,661   1,318,965    319,667      0       (878,725)    1,586,487
                          ========================================================================================================
12/31/99 Cash Flow......          -            -         -           -           -          -      -              -             -
                          --------------------------------------------------------------------------------------------------------
Net Change..............     (21,259)  (2,927,257)   98,434   3,676,661   1,318,965    319,667      0       (878,725)    1,586,487
                          ========================================================================================================

Calculation of Fee:
Total change............  $1,586,487
Per SEC .00025..........  $   396.62
                          ==========

Per Fund................  $    (5.31) $   (731.81)  $ 24.61  $   919.17  $   329.74   $  79.92     $-      $ (219.68)   $   396.62

24F Fees
Stephens Institutional
For the period ended December 29, 2000



                                                        STEPHENS       HIGH
                                           MONEY       INTERMEDIATE    YIELD         VALUE &
                                           MARKET        BOND          BOND          INCOME
                                      ------------------------------------------------------

Proceeds from issuance of shares....   15,317,765    20,035,513     2,250,273     21,286,743
Proceeds from dividends reinvested..      460,086     1,424,973       369,191      1,872,724
                                      ------------   ----------     ---------     ----------
Aggregate securities sold...........   15,777,851    21,460,486     2,619,464     23,159,467

Value of shares redeemed............    5,378,338    12,973,603       730,401      2,242,482
                                      -----------    ----------     ---------     ----------
Net Change..........................   10,399,513     8,486,883     1,889,063     20,916,985
                                      ===========    ==========     =========     ==========
12/31/99 Cash Flow..................      200,535       658,289       (25,234)            --
                                      -----------    ----------     ---------     ----------
Net Change..........................   10,600,048     9,145,172     1,863,830     20,916,985
                                      ===========    ==========     =========     ==========

Calculation of Fee:
Total change                          $56,186,324
Per SEC .00025                        $ 14,046.58
                                      ===========
Per Fund............................  $  2,650.01      $2,286.29     $  465.96    $  5,229.25


                                           EQUITY       SPECIAL     SELECT    INTERNATIONAL
                                           GROWTH       EQUITY      EQUITY       EQUITY         TOTAL
                                        ----------------------------------------------------------------
Proceeds from issuance of shares....   14,040,558    10,066,739             0      6,862,579  89,860,170
Proceeds from dividends reinvested..    2,120,748     1,127,766                      903,902   8,279,390
                                      ------------    ----------     ---------    ----------  ----------
Aggregate securities sold...........   16,161,306    11,194,505             0      7,766,481  98,139,560

Value of shares redeemed............    3,449,201    12,869,013                    4,254,790  41,897,828
                                      -----------    ----------     ---------     ----------  ----------
Net Change..........................   12,712,105    (1,674,508)            0      3,511,692  56,241,732
                                      ===========     ==========    =========     ==========  ==========
12/31/99 Cash Flow..................     (430,678)     (433,378)            -        (24,943)    (55,408)
                                      -----------    ----------     ---------     ----------  ----------
Net Change..........................   12,281,427    (2,107,886)            0      3,486,749  56,186,324
                                      ===========     ==========    =========     ==========  ==========

Calculation of Fee:
Total change
Per SEC .00025

Per Fund............................  $  3,070.36     $ (526.97)    $      --    $    871.69 $ 14,046.58

12/31/1999

                                    BUYS          SELLS             NET          NAV    SHARES(BUYS)  SHARES(SELLS)        NET
                                    ----          -----             ---          ---    ------------  -------------        ---
MF4B  MONEY MARKET                773,348.19  (16,663,966.94)  (15,890,618.75)  10.5800   73,095.29   (1,575,044.13)  (1,501,948.84)
MF4X  MONEY MARKET                380,937.85      (75,871.47)      305,066.38   10.5800   36,005.47       (7,171.22)      28,834.25
M041  MONEY MARKET                     --        (200,534.95)     (200,534.95)  10.4000       --         (19,282.21)     (19,282.21)
M15B  HIGH QUALITY BOND            37,371.14       (1,961.42)       35,409.72   11.1900    3,339.69         (175.28)       3,164.41
M0DC  INTERMEDIATE GOVT BOND       33,324.19      (68,459.42)      (35,135.23)  10.6262    3,136.04       (6,442.51)      (3,306.47)
MF5B  CORE BOND                    65,741.30      (42,799.87)       22,941.43   11.8828    5,532.48       (3,601.83)       1,930.64
M14B  BALANCED                    128,823.55      (66,342.34)       62,481.21   16.3200    7,893.60       (4,065.09)       3,828.51
MF6B  EQUITY INCOME               194,644.29     (187,366.63)        7,277.66   21.6900    8,973.92       (8,638.39)         335.53
M32B  EQUITY VALUE              2,819,883.38     (121,792.89)    2,698,090.49   11.1600  252,677.72      (10,913.34)     241,764.38
M32I  EQUITY VALUE                 10,000.00      (91,717.48)      (81,717.48)   8.8900    1,124.86      (10,316.93)      (9,192.07)
M0AC  GROWTH & INCOME          14,051,826.50     (211,951.98)   13,839,874.52   29.6900  473,284.83       (7,138.83)     466,145.99
MF1A  EQUITY GROWTH               375,813.81      (93,818.76)      281,995.05   30.7200   12,233.52       (3,054.00)       9,179.53
M01I  EQUITY GROWTH               432,427.76       (1,750.00)      430,667.76   16.8200   25,709.14         (104.04)      25,605.10
M0BC  SPECIAL EQUITY              180,658.07   (6,472,539.18)   (6,291,881.11)  24.4800    7,379.82     (264,401.11)    (257,021.29)
P0BI  SPECIAL EQUITY              434,908.08       (1,530.00)      433,378.08   11.1700   38,935.37         (136.97)      38,798.40
M31B  AGGRESSIVE EQUITY           522,221.81      (66,944.65)      455,277.16   20.9600   24,915.16       (3,193.92)      21,721.24
M26B  HIGH YIELD BOND              26,086.32       (2,727.20)       23,359.12   10.3800    2,513.13         (262.74)       2,250.40
M26I  HIGH YIELD BOND              26,583.72       (1,350.00)       25,233.72    9.0000    2,953.75         (150.00)       2,803.75
M12B  INTERNATIONAL EQUITY      6,673,305.83      (89,103.21)    6,584,202.62   20.6300  323,475.80       (4,319.11)     319,156.70
M12I  INTERNATIONAL EQUITY         53,278.68      (28,336.02)       24,942.66   17.3100    3,077.91       (1,636.97)       1,440.94
M1BI  INTERMEDIATE BOND            10,000.00     (668,289.19)     (658,289.19)   9.9900    1,001.00      (66,895.81)     (65,894.81)
MOFC  STOCK INDEX                  43,474.67       (2,651.29)       40,823.38   11.4900    3,783.70         (230.75)       3,552.95